INVESTMENTS - Reconciliation of Summarized Financial Information to Carrying Value (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Joint ventures
Disclosure of joint ventures [line items]
Carrying value	$ 4,594	$ 4,670	$ 4,527
Kibali [Member]
Disclosure of joint ventures [line items]
Beginning balance	4,817
Net income	432	422
Dividends received from equity investees	(461)
Dividends declared in prior year and received in current year	0
Ending balance	4,788	4,817
Barrick's share of net assets	2,156
Equity earnings adjustment	0
Goodwill recognition	1,111
Carrying value	3,267	3,279	3,218
Jabal Sayid [Member]
Disclosure of joint ventures [line items]
Beginning balance	493
Net income	318	148
Dividends received from equity investees	(292)
Dividends declared in prior year and received in current year	0
Ending balance	519	493
Barrick's share of net assets	259
Equity earnings adjustment	0
Goodwill recognition	123
Carrying value	382	369	296
Zaldivar [Member]
Disclosure of joint ventures [line items]
Beginning balance	1,823
Net income	138	24
Dividends received from equity investees	(285)
Dividends declared in prior year and received in current year	130
Ending balance	1,806	1,823
Barrick's share of net assets	903
Equity earnings adjustment	(10)
Goodwill recognition	0
Carrying value	$ 893	$ 967	$ 955